Going Concern (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Net loss incurred	$ (1,135,741)	$ (5,463,627)	$ (3,713,782)	$ (2,320,361)
Accumulated deficit at end of period	$ (11,794,023)	$ (11,794,023)	$ (6,330,395)	$ (2,616,613)